UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

February 28, 2018

ETF-QTLY-0418
1.814342.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.2%
ADOMANI, Inc. (a)	15,940	$18,650
Dorman Products, Inc. (b)	7,723	532,887
Fox Factory Holding Corp. (b)	9,904	371,895
Gentex Corp.	50,552	1,148,036
Gentherm, Inc. (b)	10,488	323,030
The Goodyear Tire & Rubber Co.	35,296	1,021,466
Visteon Corp. (b)	4,391	543,781
		3,959,745
Automobiles - 0.5%
Tesla, Inc. (a)(b)	25,311	8,683,192
Distributors - 0.2%
Core-Mark Holding Co., Inc.	12,201	249,754
LKQ Corp. (b)	51,163	2,019,915
Pool Corp.	6,049	834,943
		3,104,612
Diversified Consumer Services - 0.1%
Capella Education Co.	3,775	293,318
Career Education Corp. (b)	23,449	310,230
Grand Canyon Education, Inc. (b)	8,139	798,843
Houghton Mifflin Harcourt Co. (b)	35,201	239,367
Strayer Education, Inc. (a)	3,213	288,013
		1,929,771
Hotels, Restaurants & Leisure - 2.1%
Bloomin' Brands, Inc.	18,426	425,456
Caesars Entertainment Corp. (b)	25,743	326,936
China Lodging Group Ltd. ADR (a)	5,162	784,108
Churchill Downs, Inc.	2,490	642,918
Cracker Barrel Old Country Store, Inc. (a)	2,736	427,090
Dave & Buster's Entertainment, Inc. (b)	7,119	318,718
Denny's Corp. (b)	21,842	328,504
Dunkin' Brands Group, Inc. (a)	12,277	735,270
Eldorado Resorts, Inc. (b)	9,579	326,644
Empire Resorts, Inc. (a)(b)	10,533	244,366
Golden Entertainment, Inc. (b)	7,730	215,590
ILG, Inc.	18,076	548,787
International Speedway Corp. Class A	7,665	344,925
Jack in the Box, Inc.	4,104	369,688
Marriott International, Inc. Class A	53,251	7,519,574
Melco Crown Entertainment Ltd. sponsored ADR	30,688	842,386
Monarch Casino & Resort, Inc. (b)	6,129	258,828
Papa John's International, Inc. (a)	6,270	362,030
Penn National Gaming, Inc. (b)	14,058	374,083
Pinnacle Entertainment, Inc. (b)	12,852	387,745
Playa Hotels & Resorts NV	31,659	319,123
Red Robin Gourmet Burgers, Inc. (a)(b)	3,357	180,103
Ruth's Hospitality Group, Inc.	12,255	300,860
Scientific Games Corp. Class A (a)(b)	15,023	667,772
Sonic Corp. (a)	11,449	287,599
Starbucks Corp.	213,170	12,172,007
Texas Roadhouse, Inc. Class A	10,811	597,416
The Cheesecake Factory, Inc. (a)	7,421	345,002
The Stars Group, Inc. (b)	26,433	727,155
Wendy's Co. (a)	41,893	668,193
Wingstop, Inc. (a)	6,591	298,638
Wynn Resorts Ltd.	15,511	2,598,093
		34,945,607
Household Durables - 0.2%
Cavco Industries, Inc. (b)	2,468	392,659
Garmin Ltd. (a)	30,625	1,814,225
GoPro, Inc. Class A (a)(b)	22,560	121,373
Helen of Troy Ltd. (b)	5,545	499,327
iRobot Corp. (a)(b)	5,101	346,613
LGI Homes, Inc. (a)(b)	4,444	251,486
SodaStream International Ltd. (b)	5,211	421,674
Universal Electronics, Inc. (b)	5,548	274,626
		4,121,983
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (b)	55,517	83,966,687
Cnova NV (b)	51,096	281,028
Ctrip.com International Ltd. ADR (b)	71,360	3,281,133
Expedia, Inc.	21,978	2,311,426
Groupon, Inc. (a)(b)	115,449	494,122
JD.com, Inc. sponsored ADR (b)	140,090	6,605,244
Liberty Expedia Holdings, Inc. (b)	11,875	466,213
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	14,903	797,609
Series A (b)	79,314	2,289,795
Liberty TripAdvisor Holdings, Inc. (b)	27,933	290,503
MakeMyTrip Ltd. (a)(b)	14,350	448,438
Netflix, Inc. (b)	64,836	18,891,914
NutriSystem, Inc. (a)	7,637	234,838
Overstock.com, Inc. (a)(b)	4,667	281,887
PetMed Express, Inc. (a)	6,459	291,882
Shutterfly, Inc. (b)	8,447	648,138
The Booking Holdings, Inc. (b)	7,290	14,828,152
TripAdvisor, Inc. (a)(b)	23,894	957,672
		137,366,681
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	16,811	151,299
Hasbro, Inc.	19,732	1,885,787
Mattel, Inc. (a)	56,228	894,025
		2,931,111
Media - 4.3%
AMC Networks, Inc. Class A (b)	8,895	467,610
Charter Communications, Inc. Class A (b)	37,251	12,737,234
Comcast Corp. Class A	690,156	24,990,549
Discovery Communications, Inc.:
Class A (a)(b)	23,955	582,586
Class C (non-vtg.) (a)(b)	34,144	784,629
DISH Network Corp. Class A (b)	36,560	1,524,186
Liberty Broadband Corp.:
Class A (b)	3,862	337,462
Class C (b)	23,421	2,058,237
Liberty Global PLC:
Class A (b)	33,161	1,032,634
Class C (b)	87,497	2,627,535
LiLAC Class A (b)(c)	7,512	0
LiLAC Class C (b)(c)	17,704	0
Liberty Latin America Ltd. (b)	18,603	380,431
Liberty Latin America Ltd. Class A (b)	7,889	163,302
Liberty Media Corp.:
Liberty Braves Class C (b)	12,695	291,477
Liberty Formula One Group Series C (a)(b)	34,800	1,145,964
Liberty SiriusXM Series A (b)	19,011	797,511
Liberty SiriusXM Series C (b)	36,910	1,541,362
Loral Space & Communications Ltd. (b)	6,701	296,854
MDC Partners, Inc. Class A (b)	18,290	143,577
News Corp.:
Class A	57,914	934,153
Class B	29,788	488,523
Nexstar Broadcasting Group, Inc. Class A	6,847	489,218
Scholastic Corp.	9,003	327,799
Scripps Networks Interactive, Inc. Class A (a)	15,249	1,370,275
Sinclair Broadcast Group, Inc. Class A (a)	12,731	430,308
Sirius XM Holdings, Inc. (a)	710,007	4,458,844
Twenty-First Century Fox, Inc.:
Class A	156,304	5,755,113
Class B	118,524	4,316,644
Viacom, Inc.:
Class A (a)	7,963	311,353
Class B (non-vtg.)	54,057	1,802,260
VisionChina Media, Inc. ADR (b)(c)	436	0
		72,587,630
Multiline Retail - 0.3%
Dollar Tree, Inc. (b)	36,221	3,717,723
Ollie's Bargain Outlet Holdings, Inc. (b)	10,815	641,870
Sears Holdings Corp. (b)	21,379	51,737
		4,411,330
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc.	24,140	517,562
Conn's, Inc. (a)(b)	7,290	238,383
Five Below, Inc. (b)	8,497	568,024
Michaels Companies, Inc. (b)	30,905	711,124
Monro, Inc. (a)	7,248	368,923
O'Reilly Automotive, Inc. (b)	12,995	3,173,249
Office Depot, Inc.	113,302	297,984
Rent-A-Center, Inc. (a)	18,517	139,248
Ross Stores, Inc.	58,259	4,549,445
Sleep Number Corp. (b)	7,713	265,636
The Children's Place Retail Stores, Inc.	3,266	464,752
Tile Shop Holdings, Inc.	19,738	106,585
Tractor Supply Co.	18,151	1,178,544
Ulta Beauty, Inc.	9,298	1,890,748
Urban Outfitters, Inc. (b)	19,891	701,953
		15,172,160
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	12,928	977,098
Crocs, Inc. (b)	21,950	268,668
G-III Apparel Group Ltd. (b)	9,245	341,233
lululemon athletica, Inc. (b)	21,263	1,724,429
Steven Madden Ltd.	12,280	539,092
		3,850,520

TOTAL CONSUMER DISCRETIONARY		293,064,342

CONSUMER STAPLES - 4.9%
Beverages - 1.8%
Coca-Cola Bottling Co. Consolidated	1,445	269,651
MGP Ingredients, Inc. (a)	3,794	318,392
Monster Beverage Corp. (b)	81,738	5,179,737
National Beverage Corp. (a)	7,300	714,962
PepsiCo, Inc.	217,446	23,860,350
		30,343,092
Food & Staples Retailing - 1.5%
Andersons, Inc.	8,369	293,333
Casey's General Stores, Inc. (a)	4,438	498,432
Costco Wholesale Corp.	65,466	12,497,459
PriceSmart, Inc. (a)	4,987	392,726
SpartanNash Co.	10,581	177,443
Sprouts Farmers Market LLC (b)	24,330	626,741
United Natural Foods, Inc. (b)	7,915	337,733
Walgreens Boots Alliance, Inc.	148,728	10,245,872
		25,069,739
Food Products - 1.6%
Blue Buffalo Pet Products, Inc. (a)(b)	27,689	1,109,221
Bridgford Foods Corp. (b)	2,693	52,244
Cal-Maine Foods, Inc. (a)(b)	8,175	348,255
Calavo Growers, Inc. (a)	3,138	267,828
Hostess Brands, Inc. Class A (b)	16,228	198,631
J&J Snack Foods Corp.	2,428	326,153
Lancaster Colony Corp.	3,011	356,322
Mondelez International, Inc.	224,705	9,864,550
Pilgrim's Pride Corp. (a)(b)	35,418	892,534
Sanderson Farms, Inc. (a)	3,286	404,671
Snyders-Lance, Inc.	13,782	687,446
SunOpta, Inc. (a)(b)	24,999	173,743
The Hain Celestial Group, Inc. (a)(b)	15,258	530,673
The Kraft Heinz Co.	182,220	12,217,851
		27,430,122
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (b)	9,446	342,323
WD-40 Co.	2,159	269,227
		611,550
Personal Products - 0.0%
Inter Parfums, Inc.	8,371	354,930

TOTAL CONSUMER STAPLES		83,809,433

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	21,202	280,290
Mammoth Energy Services, Inc. (a)(b)	11,762	307,929
NCS Multistage Holdings, Inc. (a)	13,762	201,200
Patterson-UTI Energy, Inc.	36,448	658,615
		1,448,034
Oil, Gas & Consumable Fuels - 0.4%
Alliance Holdings GP, LP	11,430	291,122
Alliance Resource Partners LP	22,646	403,099
Amplify Energy Corp. warrants 5/4/22	322	81
Calumet Specialty Products Partners LP (b)	24,138	159,311
Carrizo Oil & Gas, Inc. (a)(b)	17,040	239,412
Centennial Resource Development, Inc. Class A (a)(b)	45,386	865,965
Diamondback Energy, Inc. (b)	15,966	1,990,002
Extraction Oil & Gas, Inc. (a)(b)	34,792	420,287
Golar LNG Ltd. (a)	18,127	489,792
Golar LNG Partners LP	11,608	214,632
Green Plains, Inc. (a)	8,091	148,065
Gulfport Energy Corp. (b)	36,302	352,129
Hongli Clean Energy Technologies Corp. (a)(b)(c)	225	1,042
Nextdecade Corp. (a)(b)	32,742	194,815
PDC Energy, Inc. (b)	12,130	637,189
Tellurian, Inc. (a)(b)	32,687	285,358
Ultra Petroleum Corp.	32,206	118,840
Viper Energy Partners LP	22,097	499,834
		7,310,975

TOTAL ENERGY		8,759,009

FINANCIALS - 6.8%
Banks - 3.1%
1st Source Corp.	6,883	339,470
Ameris Bancorp	8,982	477,393
BancFirst Corp.	7,719	411,037
Bank of the Ozarks, Inc.	16,796	837,952
Banner Corp.	7,801	431,239
Blue Hills Bancorp, Inc.	11,697	235,695
BOK Financial Corp.	10,624	1,003,437
Boston Private Financial Holdings, Inc.	22,176	323,770
Bridge Bancorp, Inc.	7,502	249,066
Brookline Bancorp, Inc., Delaware	20,186	319,948
Camden National Corp.	6,161	260,117
Cathay General Bancorp	10,561	433,635
Centerstate Banks of Florida, Inc.	15,203	414,130
Chemical Financial Corp.	10,983	606,152
City Holding Co.	4,500	303,165
CoBiz, Inc.	14,275	270,654
Columbia Banking Systems, Inc.	12,954	541,218
Commerce Bancshares, Inc.	13,866	801,039
Community Trust Bancorp, Inc.	6,036	262,566
ConnectOne Bancorp, Inc.	10,850	312,480
CVB Financial Corp.	23,426	538,798
Eagle Bancorp, Inc. (b)	5,479	334,493
East West Bancorp, Inc.	19,910	1,305,101
Enterprise Financial Services Corp.	7,146	334,790
Fifth Third Bancorp	102,525	3,388,451
First Bancorp, North Carolina	8,629	298,822
First Busey Corp.	12,174	360,959
First Citizen Bancshares, Inc.	2,056	836,998
First Financial Bancorp, Ohio	14,700	399,840
First Financial Bankshares, Inc. (a)	13,475	619,850
First Financial Corp., Indiana	5,262	225,740
First Hawaiian, Inc.	26,527	737,185
First Merchants Corp.	10,915	451,117
First Midwest Bancorp, Inc., Delaware	19,742	478,151
Flushing Financial Corp.	9,914	264,704
Fulton Financial Corp.	26,057	471,632
German American Bancorp, Inc.	7,976	264,245
Glacier Bancorp, Inc.	15,739	612,247
Great Southern Bancorp, Inc.	5,062	245,001
Green Bancorp, Inc. (b)	12,793	278,887
Grupo Financiero Galicia SA sponsored ADR	8,752	550,851
Guaranty Bancorp	10,040	275,598
Hancock Holding Co.	11,313	584,882
Hanmi Financial Corp.	10,037	306,630
HarborOne Bancorp, Inc. (b)	13,215	254,257
Heartland Financial U.S.A., Inc.	7,551	402,846
Home Bancshares, Inc.	25,167	578,589
Hope Bancorp, Inc.	28,230	509,834
Huntington Bancshares, Inc.	154,091	2,419,229
IBERIABANK Corp.	6,312	510,010
Independent Bank Corp., Massachusetts	6,357	441,176
Independent Bank Group, Inc.	6,618	464,584
International Bancshares Corp.	14,100	544,965
Investors Bancorp, Inc.	37,539	506,777
Lakeland Bancorp, Inc.	15,287	291,982
Lakeland Financial Corp.	6,915	313,319
LegacyTexas Financial Group, Inc.	11,108	465,314
Live Oak Bancshares, Inc.	12,020	313,722
MainSource Financial Group, Inc.	8,127	306,957
MB Financial, Inc.	13,470	552,405
NBT Bancorp, Inc.	10,406	362,129
Old National Bancorp, Indiana	18,146	308,482
Opus Bank	11,325	317,666
Pacific Premier Bancorp, Inc. (b)	8,847	372,016
PacWest Bancorp	17,045	888,726
People's Utah Bancorp	7,901	239,795
Peoples United Financial, Inc.	45,227	865,645
Pinnacle Financial Partners, Inc.	9,493	612,773
Popular, Inc.	14,063	590,787
Preferred Bank, Los Angeles	4,919	306,601
Renasant Corp.	11,359	474,352
Republic Bancorp, Inc., Kentucky Class A	6,836	254,641
S&T Bancorp, Inc.	9,268	365,715
Sandy Spring Bancorp, Inc.	7,563	293,142
Seacoast Banking Corp., Florida (b)	13,378	350,771
ServisFirst Bancshares, Inc. (a)	11,739	471,438
Signature Bank (b)	7,473	1,092,478
Simmons First National Corp. Class A	14,967	425,811
South State Corp.	3,328	288,538
Southside Bancshares, Inc.	8,563	286,004
State Bank Financial Corp.	11,136	322,276
Stock Yards Bancorp, Inc.	7,580	266,058
SVB Financial Group (b)	8,264	2,057,571
Texas Capital Bancshares, Inc. (b)	7,246	653,589
TowneBank	14,264	407,237
Trico Bancshares	7,533	281,358
Trustmark Corp. (a)	14,825	463,133
UMB Financial Corp.	8,352	609,696
Umpqua Holdings Corp.	26,042	554,955
Union Bankshares Corp.	18,717	699,641
United Bankshares, Inc., West Virginia (a)	15,917	565,054
United Community Bank, Inc.	16,765	518,206
Univest Corp. of Pennsylvania	9,267	253,916
Washington Trust Bancorp, Inc.	5,522	286,316
WesBanco, Inc.	10,322	425,370
Westamerica Bancorp. (a)	6,603	378,286
Wintrust Financial Corp.	6,704	566,555
Zions Bancorporation (a)	29,309	1,611,116
		51,962,944
Capital Markets - 2.1%
BGC Partners, Inc. Class A	39,601	523,525
Brighthouse Financial, Inc.	15,858	860,614
Carlyle Group LP	16,999	388,427
CBOE Global Markets, Inc.	11,155	1,249,472
CME Group, Inc.	52,953	8,798,670
Diamond Hill Investment Group, Inc.	1,277	261,823
E*TRADE Financial Corp. (b)	43,644	2,279,526
Financial Engines, Inc.	15,132	506,922
Interactive Brokers Group, Inc.	13,088	908,307
LPL Financial	12,817	823,749
MarketAxess Holdings, Inc.	5,724	1,158,538
Morningstar, Inc.	7,905	738,722
Northern Trust Corp.	35,961	3,807,191
SEI Investments Co.	26,280	1,913,972
T. Rowe Price Group, Inc.	36,910	4,130,229
TD Ameritrade Holding Corp.	83,744	4,815,280
The NASDAQ OMX Group, Inc.	24,922	2,012,452
WisdomTree Investments, Inc.	25,091	241,125
		35,418,544
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,695	848,090
Encore Capital Group, Inc. (a)(b)	6,695	286,546
Navient Corp.	41,688	540,276
PRA Group, Inc. (a)(b)	10,382	397,631
SLM Corp. (b)	75,319	821,730
World Acceptance Corp. (b)	2,544	273,531
		3,167,804
Diversified Financial Services - 0.0%
GTY Technology Holdings, Inc. Class A (b)	15,307	151,845
LongFin Corp. (a)(b)	5,264	189,609
Silver Run Acquisition Corp. II Class A	7,401	54,693
Varex Imaging Corp. (b)	7,287	254,243
		650,390
Insurance - 0.9%
American National Insurance Co.	4,456	520,906
Amerisafe, Inc.	4,324	242,144
AmTrust Financial Services, Inc.(a)	27,987	335,004
Arch Capital Group Ltd. (b)	18,183	1,604,468
Argo Group International Holdings, Ltd.	2,686	156,460
Cincinnati Financial Corp.	23,484	1,751,672
Enstar Group Ltd. (b)	2,211	437,778
Erie Indemnity Co. Class A	8,379	969,199
Infinity Property & Casualty Corp.	2,789	328,963
James River Group Holdings Ltd.	5,385	176,143
Kinsale Capital Group, Inc.	5,265	257,985
Maiden Holdings Ltd.	24,515	147,090
National General Holdings Corp.	22,979	528,057
National Western Life Group, Inc.	788	240,340
Navigators Group, Inc.	7,234	389,913
Principal Financial Group, Inc.	41,810	2,606,017
Safety Insurance Group, Inc.	3,621	258,358
Selective Insurance Group, Inc.	8,133	462,361
State Auto Financial Corp.	12,064	332,725
Trupanion, Inc. (a)(b)	7,029	208,269
United Fire Group, Inc.	7,308	325,060
United Insurance Holdings Corp.	13,645	266,760
Willis Group Holdings PLC	19,650	3,102,735
		15,648,407
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (a)	51,667	926,906
American Capital Mortgage Investment Corp.	15,071	256,207
		1,183,113
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,950	310,860
Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc.	21,026	315,390
BofI Holding, Inc. (a)(b)	11,596	431,255
Capitol Federal Financial, Inc.	32,226	402,503
HomeStreet, Inc. (b)	9,654	277,070
Kearny Financial Corp.	23,429	304,577
Lendingtree, Inc. (a)(b)	1,884	656,574
Meridian Bancorp, Inc. Maryland	16,032	321,442
Meta Financial Group, Inc.	2,830	303,942
NMI Holdings, Inc. (b)	14,504	287,904
Northfield Bancorp, Inc.	16,702	259,215
Northwest Bancshares, Inc.	25,222	413,893
OceanFirst Financial Corp.	10,877	281,497
TFS Financial Corp.	52,588	770,940
Trustco Bank Corp., New York	32,284	274,414
United Financial Bancorp, Inc. New	16,670	260,052
Washington Federal, Inc.	9,242	320,697
WSFS Financial Corp.	7,923	377,927
		6,259,292

TOTAL FINANCIALS		114,601,354

HEALTH CARE - 11.3%
Biotechnology - 7.0%
Abeona Therapeutics, Inc. (a)(b)	9,387	130,010
AC Immune SA (a)(b)	19,043	201,285
ACADIA Pharmaceuticals, Inc. (a)(b)	21,209	528,422
Acceleron Pharma, Inc. (b)	8,413	352,757
Achaogen, Inc. (a)(b)	13,906	145,040
Acorda Therapeutics, Inc. (a)(b)	10,286	244,293
Aduro Biotech, Inc. (a)(b)	23,168	144,800
Agios Pharmaceuticals, Inc. (a)(b)	8,633	694,007
Aimmune Therapeutics, Inc. (a)(b)	10,685	347,263
Akebia Therapeutics, Inc. (b)	13,712	196,082
Alder Biopharmaceuticals, Inc. (a)(b)	18,510	257,289
Alexion Pharmaceuticals, Inc. (b)	33,492	3,933,635
Alkermes PLC (a)(b)	23,852	1,361,472
Alnylam Pharmaceuticals, Inc. (b)	15,673	1,883,268
AMAG Pharmaceuticals, Inc. (a)(b)	8,519	179,325
Amarin Corp. PLC ADR (a)(b)	80,608	279,710
Amgen, Inc.	108,238	19,890,897
Amicus Therapeutics, Inc. (a)(b)	27,083	372,662
AnaptysBio, Inc. (b)	4,296	527,377
Arena Pharmaceuticals, Inc. (b)	9,656	374,363
Array BioPharma, Inc. (b)	34,882	604,156
Ascendis Pharma A/S sponsored ADR (b)	6,734	418,787
Audentes Therapeutics, Inc. (b)	8,596	289,599
Axovant Sciences Ltd. (b)	35,140	50,602
BeiGene Ltd. ADR (a)(b)	4,245	609,030
Biogen, Inc. (b)	31,744	9,173,699
BioMarin Pharmaceutical, Inc. (b)	27,041	2,194,918
Bioverativ, Inc. (b)	15,468	1,619,190
bluebird bio, Inc. (b)	7,148	1,436,748
Blueprint Medicines Corp. (b)	7,140	618,038
Calyxt, Inc. (a)	6,924	127,194
Celgene Corp. (b)	117,896	10,271,100
China Biologic Products Holdings, Inc.	4,983	402,826
Clovis Oncology, Inc. (a)(b)	8,243	478,671
Coherus BioSciences, Inc. (a)(b)	18,504	183,190
CRISPR Therapeutics AG (b)	9,037	437,933
Cytokinetics, Inc. (b)	17,670	136,943
CytomX Therapeutics, Inc. (b)	10,532	312,906
DBV Technologies SA sponsored ADR (a)(b)	9,332	199,332
Dyax Corp. rights 12/31/19 (b)(c)	12,922	44,710
Dynavax Technologies Corp. (a)(b)	9,281	149,888
Eagle Pharmaceuticals, Inc. (a)(b)	2,773	155,676
Editas Medicine, Inc. (a)(b)	9,726	356,361
Enanta Pharmaceuticals, Inc. (b)	4,858	381,936
Epizyme, Inc. (a)(b)	12,716	225,073
Esperion Therapeutics, Inc. (a)(b)	4,057	326,223
Exact Sciences Corp. (a)(b)	15,490	691,009
Exelixis, Inc. (b)	46,695	1,204,731
FibroGen, Inc. (b)	14,065	774,982
Five Prime Therapeutics, Inc. (b)	8,688	184,707
Flexion Therapeutics, Inc. (a)(b)	9,323	236,431
Foundation Medicine, Inc. (a)(b)	6,309	522,070
Genomic Health, Inc. (b)	9,723	311,136
Gilead Sciences, Inc.	195,314	15,377,071
Global Blood Therapeutics, Inc. (b)	7,892	462,866
Grifols SA ADR	28,508	621,474
Halozyme Therapeutics, Inc. (b)	24,968	490,871
ImmunoGen, Inc. (a)(b)	21,044	233,799
Immunomedics, Inc. (a)(b)	25,625	433,319
Incyte Corp. (b)	32,149	2,737,809
Inovio Pharmaceuticals, Inc. (a)(b)	43,583	178,690
Insmed, Inc. (b)	13,666	330,854
Insys Therapeutics, Inc. (a)(b)	15,149	110,436
Intellia Therapeutics, Inc. (a)(b)	9,868	257,555
Intercept Pharmaceuticals, Inc. (a)(b)	4,603	274,937
Ionis Pharmaceuticals, Inc. (a)(b)	19,666	1,038,758
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	28,110	399,162
Jounce Therapeutics, Inc. (b)	8,118	171,127
Juno Therapeutics, Inc. (b)	19,094	1,656,786
Keryx Biopharmaceuticals, Inc. (a)(b)	38,123	174,985
La Jolla Pharmaceutical Co. (a)(b)	5,548	172,321
Lexicon Pharmaceuticals, Inc. (a)(b)	31,102	268,410
Ligand Pharmaceuticals, Inc.:
Class B (b)	2,865	435,165
General CVR (b)	1,530	20
Glucagon CVR (b)	1,530	92
rights (b)	1,530	15
TR Beta CVR (b)	1,530	20
Loxo Oncology, Inc. (a)(b)	5,027	559,103
Macrogenics, Inc. (b)	14,284	358,386
MiMedx Group, Inc. (a)(b)	21,228	150,507
Momenta Pharmaceuticals, Inc. (b)	14,858	253,329
Myriad Genetics, Inc. (b)	11,705	379,476
Natera, Inc. (b)	16,187	145,683
Neurocrine Biosciences, Inc. (b)	13,887	1,172,479
Novelion Therapeutics, Inc. (a)(b)	42,278	175,031
Novelion Therapeutics, Inc.:
warrants (b)(c)	5,463	0
warrants (b)(c)	5,463	0
Opko Health, Inc. (a)(b)	98,785	334,881
Portola Pharmaceuticals, Inc. (b)	11,589	490,446
Prothena Corp. PLC (a)(b)	7,797	262,681
PTC Therapeutics, Inc. (b)	10,929	281,422
Puma Biotechnology, Inc. (a)(b)	5,996	391,839
Radius Health, Inc. (a)(b)	8,475	322,813
Regeneron Pharmaceuticals, Inc. (b)	15,629	5,008,157
REGENXBIO, Inc. (b)	8,061	229,335
Repligen Corp. (b)	9,154	313,891
Retrophin, Inc. (b)	12,192	305,044
Sage Therapeutics, Inc. (b)	6,332	1,021,732
Sangamo Therapeutics, Inc. (b)	16,778	401,833
Sarepta Therapeutics, Inc. (a)(b)	10,131	635,923
Seattle Genetics, Inc. (a)(b)	22,654	1,223,316
Shire PLC sponsored ADR	11,314	1,448,192
Spark Therapeutics, Inc. (a)(b)	6,255	357,161
Spectrum Pharmaceuticals, Inc. (b)	19,136	411,615
Synergy Pharmaceuticals, Inc. (a)(b)	48,521	87,823
TESARO, Inc. (a)(b)	8,430	465,589
TG Therapeutics, Inc. (a)(b)	11,268	157,752
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	12,583
Ultragenyx Pharmaceutical, Inc. (b)	8,040	384,392
United Therapeutics Corp. (b)	6,320	732,172
Versartis, Inc. (b)	44,737	71,579
Vertex Pharmaceuticals, Inc. (b)	37,918	6,295,526
Xencor, Inc. (a)(b)	12,268	375,769
ZIOPHARM Oncology, Inc. (a)(b)	48,138	179,555
		118,397,309
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	5,172	344,817
Abiomed, Inc. (b)	6,164	1,653,062
Align Technology, Inc. (b)	11,813	3,101,149
Analogic Corp.	3,773	315,046
Anika Therapeutics, Inc. (b)	4,380	227,979
Atrion Corp.	503	296,217
AxoGen, Inc. (b)	9,068	264,786
Cardiovascular Systems, Inc. (b)	11,734	279,035
CONMED Corp.	6,333	383,336
Dentsply Sirona, Inc.	34,065	1,909,684
DexCom, Inc. (a)(b)	13,495	757,609
Heska Corp. (b)	2,083	141,602
Hologic, Inc. (b)	39,779	1,544,619
ICU Medical, Inc. (b)	2,741	633,856
IDEXX Laboratories, Inc. (b)	13,124	2,457,207
Inogen, Inc. (b)	3,400	410,788
Insulet Corp. (b)	9,409	706,522
Integra LifeSciences Holdings Corp. (b)	11,160	588,467
Intuitive Surgical, Inc. (b)	16,186	6,902,520
iRhythm Technologies, Inc. (b)	4,502	279,799
K2M Group Holdings, Inc. (b)	14,384	297,893
Lantheus Holdings, Inc. (b)	7,954	121,696
LeMaitre Vascular, Inc.	5,643	196,151
LivaNova PLC (b)	7,145	641,192
Masimo Corp. (b)	6,891	603,169
Mazor Robotics Ltd. sponsored ADR (b)	3,475	220,385
Meridian Bioscience, Inc. (a)	16,995	237,080
Merit Medical Systems, Inc. (b)	9,166	417,053
Natus Medical, Inc. (b)	7,150	222,723
Neogen Corp. (b)	9,419	548,845
Novocure Ltd. (b)	16,842	346,103
NuVasive, Inc. (b)	7,390	357,380
NxStage Medical, Inc. (b)	12,021	279,849
OraSure Technologies, Inc. (b)	10,708	184,820
Orthofix International NV (b)	5,120	286,771
Quidel Corp. (b)	6,681	291,425
Synergetics U.S.A., Inc. (b)(c)	3,200	0
Tactile Systems Technology, Inc. (a)(b)	4,921	159,244
Wright Medical Group NV (a)(b)	16,809	342,063
		28,951,942
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. (a)(b)	14,848	565,709
Almost Family, Inc. (b)	3,003	177,027
Amedisys, Inc. (b)	6,651	393,806
BioTelemetry, Inc. (a)(b)	7,159	231,236
Corvel Corp. (b)	5,802	284,008
Express Scripts Holding Co. (b)	81,939	6,182,298
G1 Therapeutics, Inc.	8,070	182,301
HealthEquity, Inc. (b)	9,740	560,829
Henry Schein, Inc. (b)	22,983	1,521,245
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	15,123	248,925
LHC Group, Inc. (b)	3,652	235,116
LifePoint Hospitals, Inc. (b)	6,372	293,749
Magellan Health Services, Inc. (b)	3,785	381,907
National Research Corp. Class A	6,927	196,034
National Vision Holdings, Inc.	10,354	357,834
Patterson Companies, Inc. (a)	12,226	386,097
Premier, Inc. (a)(b)	8,057	267,090
Surgery Partners, Inc. (a)(b)	10,392	164,713
The Ensign Group, Inc.	11,567	308,839
Tivity Health, Inc. (b)	5,539	213,528
		13,152,291
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (b)	26,955	373,866
athenahealth, Inc. (a)(b)	6,063	847,244
Cerner Corp. (b)	49,039	3,146,342
HMS Holdings Corp. (b)	19,190	307,808
Inovalon Holdings, Inc. Class A (a)(b)	16,182	194,184
Medidata Solutions, Inc. (b)	9,216	605,123
NantHealth, Inc. (a)(b)	33,519	101,227
Omnicell, Inc. (b)	8,093	353,259
Quality Systems, Inc. (b)	21,200	266,060
		6,195,113
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)(b)	9,495	249,719
Bio-Techne Corp.	4,533	640,694
Bruker Corp.	23,532	721,256
ICON PLC (b)	7,848	889,257
Illumina, Inc. (b)	21,670	4,941,193
INC Research Holdings, Inc. Class A (b)	15,669	656,531
Luminex Corp.	10,204	200,100
Medpace Holdings, Inc. (b)	7,001	224,382
NeoGenomics, Inc. (a)(b)	21,223	178,273
Pacific Biosciences of California, Inc. (a)(b)	32,763	77,976
PRA Health Sciences, Inc. (b)	8,054	676,536
		9,455,917
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)(b)	8,921	177,885
Aerie Pharmaceuticals, Inc.(b)	6,987	357,385
Akcea Therapeutics, Inc. (a)	13,367	226,838
Akorn, Inc. (b)	14,091	238,702
Amphastar Pharmaceuticals, Inc. (b)	14,445	265,210
ANI Pharmaceuticals, Inc. rights (b)(c)	739	0
AstraZeneca PLC rights (b)(c)	1,845	0
Athenex, Inc. (a)	13,244	209,785
Avexis, Inc. (b)	5,380	665,667
BeyondSpring, Inc. (a)	4,798	98,359
Corcept Therapeutics, Inc. (a)(b)	21,507	326,691
Dermira, Inc. (b)	11,047	284,018
Dova Pharmaceuticals, Inc. (a)	7,621	230,611
Endo International PLC (b)	38,672	243,827
GW Pharmaceuticals PLC ADR (a)(b)	3,987	453,083
Horizon Pharma PLC (b)	30,441	443,830
Impax Laboratories, Inc. (b)	14,000	285,600
Innoviva, Inc. (a)(b)	24,722	383,438
Intersect ENT, Inc. (b)	7,866	289,862
Intra-Cellular Therapies, Inc. (b)	10,589	205,109
Jazz Pharmaceuticals PLC (b)	8,959	1,297,263
Kala Pharmaceuticals, Inc. (a)	8,767	123,176
Mylan NV (b)	81,103	3,270,073
MyoKardia, Inc. (b)	6,792	395,294
Nektar Therapeutics (b)	24,598	2,129,203
Omeros Corp. (a)(b)	7,794	78,719
Pacira Pharmaceuticals, Inc. (b)	7,743	242,356
Paratek Pharmaceuticals, Inc. (a)(b)	11,086	145,227
Reata Pharmaceuticals, Inc. (b)	5,796	139,626
Revance Therapeutics, Inc. (b)	7,883	243,979
Supernus Pharmaceuticals, Inc. (b)	10,478	407,594
The Medicines Company (a)(b)	14,957	457,983
TherapeuticsMD, Inc. (a)(b)	43,601	218,005
Theravance Biopharma, Inc. (a)(b)	14,043	370,173
WAVE Life Sciences (a)(b)	6,555	333,977
		15,238,548

TOTAL HEALTH CARE		191,391,120

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (b)	4,942	245,716
Axon Enterprise, Inc. (a)(b)	10,952	381,458
Elbit Systems Ltd. (a)	7,318	1,053,865
KLX, Inc. (b)	8,186	554,028
Kratos Defense & Security Solutions, Inc. (a)(b)	23,959	288,706
Mercury Systems, Inc. (b)	9,089	417,821
		2,941,594
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	12,931	342,284
Atlas Air Worldwide Holdings, Inc. (b)	5,102	310,457
C.H. Robinson Worldwide, Inc. (a)	19,858	1,853,943
Expeditors International of Washington, Inc.	24,627	1,599,770
Forward Air Corp.	3,837	207,198
Hub Group, Inc. Class A (b)	5,554	242,432
		4,556,084
Airlines - 0.5%
Allegiant Travel Co. (a)	2,975	494,743
American Airlines Group, Inc.	70,773	3,839,435
Hawaiian Holdings, Inc.	8,466	304,776
JetBlue Airways Corp. (b)	42,756	900,014
Ryanair Holdings PLC sponsored ADR (b)	16,266	1,972,415
SkyWest, Inc.	9,677	530,300
		8,041,683
Building Products - 0.2%
AAON, Inc.	11,906	437,546
American Woodmark Corp. (b)	2,667	342,443
Apogee Enterprises, Inc.	6,661	287,356
Builders FirstSource, Inc. (b)	18,190	348,884
Caesarstone Sdot-Yam Ltd.	7,801	168,892
Gibraltar Industries, Inc. (b)	8,963	311,016
Patrick Industries, Inc. (b)	5,412	332,567
Universal Forest Products, Inc.	10,372	341,654
		2,570,358
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (b)	13,694	348,101
Cintas Corp.	14,703	2,509,214
Copart, Inc. (b)	36,337	1,700,935
Healthcare Services Group, Inc.	9,389	426,542
Herman Miller, Inc.	11,652	418,307
Interface, Inc.	13,061	316,076
Kimball International, Inc. Class B	14,404	236,658
Matthews International Corp. Class A	7,182	368,078
McGrath RentCorp.	7,147	361,781
Mobile Mini, Inc.	11,571	485,403
Multi-Color Corp.	5,184	328,406
SP Plus Corp. (b)	6,765	243,540
Stericycle, Inc. (b)	10,631	666,245
Tetra Tech, Inc.	10,144	496,549
U.S. Ecology, Inc.	5,809	307,296
		9,213,131
Construction & Engineering - 0.0%
Aegion Corp. (b)	10,128	232,539
Primoris Services Corp.	13,233	329,502
		562,041
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	39,949	150,058
Encore Wire Corp.	6,042	316,601
Sunrun, Inc. (a)(b)	25,614	171,358
TPI Composites, Inc. (b)	9,256	183,454
		821,471
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	26,373	1,439,438
Raven Industries, Inc.	9,728	330,266
		1,769,704
Machinery - 0.6%
Altra Industrial Motion Corp.	7,164	310,918
American Railcar Industries, Inc. (a)	6,869	255,870
Astec Industries, Inc. (a)	6,015	354,284
Chart Industries, Inc. (b)	7,319	403,350
Columbus McKinnon Corp. (NY Shares)	7,265	257,908
Franklin Electric Co., Inc.	10,311	403,676
Kornit Digital Ltd. (a)(b)	7,200	92,160
Lincoln Electric Holdings, Inc.	8,602	753,019
Middleby Corp. (b)	7,799	937,830
NN, Inc.	9,916	236,992
Nordson Corp.	7,835	1,050,438
Omega Flex, Inc.	3,578	199,724
PACCAR, Inc.	51,181	3,664,048
RBC Bearings, Inc. (b)	4,350	524,175
Sun Hydraulics Corp.	6,329	328,602
TriMas Corp. (b)	13,010	336,959
Woodward, Inc.	7,311	517,838
		10,627,791
Marine - 0.0%
Golden Ocean Group Ltd. (a)	31,528	285,330
Star Bulk Carriers Corp. (a)(b)	15,018	190,278
		475,608
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	6,651	435,441
Exponent, Inc.	6,176	480,184
Forrester Research, Inc.	6,295	254,948
Huron Consulting Group, Inc. (b)	7,358	257,530
ICF International, Inc.	5,892	335,844
IHS Markit Ltd. (b)	58,838	2,768,328
Kelly Services, Inc. Class A (non-vtg.)	11,062	326,218
Verisk Analytics, Inc. (b)	22,667	2,316,341
		7,174,834
Road & Rail - 0.8%
AMERCO	2,562	881,328
ArcBest Corp.	8,346	276,253
Avis Budget Group, Inc. (a)(b)	12,776	577,220
CSX Corp.	130,353	7,002,563
Heartland Express, Inc. (a)	14,776	288,428
J.B. Hunt Transport Services, Inc.	14,761	1,750,212
Landstar System, Inc.	4,921	535,405
Marten Transport Ltd.	15,233	329,794
Old Dominion Freight Lines, Inc.	11,563	1,606,332
Saia, Inc. (b)	4,808	349,301
Universal Logistics Holdings, Inc.	11,071	244,669
Werner Enterprises, Inc.	9,155	341,024
		14,182,529
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	10,111	534,973
BMC Stock Holdings, Inc. (b)	12,106	226,988
Fastenal Co. (a)	41,079	2,247,843
H&E Equipment Services, Inc.	7,817	294,623
HD Supply Holdings, Inc. (b)	25,164	912,195
Rush Enterprises, Inc. Class A (b)	7,500	318,825
		4,535,447
Transportation Infrastructure - 0.0%
Yangtze River Port & Logisti (b)	28,896	137,256

TOTAL INDUSTRIALS		67,609,531

INFORMATION TECHNOLOGY - 49.3%
Communications Equipment - 2.5%
ADTRAN, Inc.	13,785	215,735
Applied Optoelectronics, Inc. (a)(b)	3,110	86,862
Arris International PLC (b)	26,141	666,596
Cisco Systems, Inc.	735,257	32,924,808
CommScope Holding Co., Inc. (b)	26,804	1,037,583
EchoStar Holding Corp. Class A (b)	7,503	435,324
Extreme Networks, Inc. (b)	18,734	213,755
F5 Networks, Inc. (b)	8,332	1,237,469
Finisar Corp. (a)(b)	18,193	327,474
Infinera Corp. (b)	28,535	283,923
InterDigital, Inc.	4,621	331,788
Ituran Location & Control Ltd.	8,033	277,540
Lumentum Holdings, Inc. (a)(b)	9,770	595,970
Mitel Networks Corp. (b)	28,563	233,645
NETGEAR, Inc. (b)	5,302	295,587
NetScout Systems, Inc. (a)(b)	13,274	352,425
Oclaro, Inc. (a)(b)	27,283	195,619
Quantenna Communications, Inc. (a)(b)	13,470	185,213
Radware Ltd. (b)	12,936	267,387
Sierra Wireless, Inc. (a)(b)	9,230	147,599
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (a)	70,587	467,286
Ubiquiti Networks, Inc. (a)(b)	11,898	756,713
ViaSat, Inc. (a)(b)	8,000	558,320
Viavi Solutions, Inc. (b)	39,037	375,536
		42,470,157
Electronic Equipment & Components - 1.1%
Cardtronics PLC (b)	7,951	177,943
CDW Corp.	23,309	1,699,925
Cognex Corp.	26,742	1,436,313
Coherent, Inc. (b)	3,730	780,167
Control4 Corp. (b)	7,164	172,223
ePlus, Inc. (b)	3,454	264,404
Flextronics International Ltd. (b)	72,012	1,303,417
FLIR Systems, Inc.	17,961	881,885
Hollysys Automation Technologies Ltd.	13,453	355,294
II-VI, Inc. (b)	10,091	388,504
Insight Enterprises, Inc. (b)	6,700	234,031
IPG Photonics Corp. (b)	8,218	2,018,670
Itron, Inc. (b)	5,702	399,140
Littelfuse, Inc.	3,260	676,450
MTS Systems Corp. (a)	5,642	276,176
National Instruments Corp.	15,829	800,314
Novanta, Inc. (b)	6,259	349,565
Orbotech Ltd. (b)	7,848	431,326
OSI Systems, Inc. (b)	3,924	247,761
PC Connection, Inc.	9,881	245,345
Plexus Corp. (b)	4,527	273,069
Sanmina Corp. (b)	12,284	338,424
ScanSource, Inc. (b)	7,492	245,363
Tech Data Corp. (b)	5,153	532,511
Trimble, Inc. (b)	40,494	1,535,937
TTM Technologies, Inc. (b)	19,054	307,913
Universal Display Corp. (a)	7,285	945,593
Zebra Technologies Corp. Class A (b)	7,962	1,099,871
		18,417,534
Internet Software & Services - 13.0%
2U, Inc. (a)(b)	9,632	797,337
Akamai Technologies, Inc. (b)	26,514	1,788,634
Alarm.com Holdings, Inc. (a)(b)	9,315	336,598
Alphabet, Inc.:
Class A (b)	44,108	48,691,703
Class C (b)	51,689	57,102,389
ANGI Homeservices, Inc. Class A (a)(b)	13,640	201,736
Baidu.com, Inc. sponsored ADR (b)	42,191	10,646,477
Baozun, Inc. sponsored ADR (a)(b)	6,267	220,348
Benefitfocus, Inc. (a)(b)	10,750	260,150
BlackLine, Inc. (b)	11,927	524,788
Blucora, Inc. (b)	10,283	239,594
Carbonite, Inc. (b)	10,773	303,260
CarGurus, Inc. Class A (a)	16,151	521,354
Cimpress NV (a)(b)	5,193	845,161
CommerceHub, Inc. Series C (b)	11,409	217,341
Cornerstone OnDemand, Inc. (b)	12,517	513,197
CoStar Group, Inc. (b)	5,715	1,955,273
Coupa Software, Inc. (b)	10,703	477,354
Criteo SA sponsored ADR (a)(b)	10,675	320,143
eBay, Inc. (b)	150,222	6,438,515
Endurance International Group Holdings, Inc. (b)	40,676	296,935
Etsy, Inc. (b)	19,938	504,631
Facebook, Inc. Class A (b)	353,533	63,042,005
Five9, Inc. (b)	14,918	452,910
Gogo, Inc. (a)(b)	18,636	169,215
Hortonworks, Inc. (b)	14,876	267,470
IAC/InterActiveCorp (b)	12,218	1,819,382
j2 Global, Inc. (a)	7,125	527,393
LivePerson, Inc. (b)	15,165	219,134
LogMeIn, Inc.	7,531	870,207
Match Group, Inc. (a)(b)	9,798	392,410
MercadoLibre, Inc.	6,640	2,576,121
Mimecast Ltd. (b)	13,432	466,628
MINDBODY, Inc. (b)	10,147	361,741
Momo, Inc. ADR (b)	20,831	688,465
NetEase, Inc. ADR	11,286	3,310,748
NIC, Inc.	16,779	226,517
Nutanix, Inc. Class A (a)(b)	17,956	654,496
SINA Corp. (b)	11,098	1,297,689
Sohu.com, Inc. (b)	7,765	261,292
SPS Commerce, Inc. (b)	5,091	305,562
Stamps.com, Inc. (a)(b)	2,714	518,510
The Trade Desk, Inc. (a)(b)	5,096	286,701
TrueCar, Inc. (b)	23,953	265,639
Tucows, Inc. (a)(b)	3,174	183,457
VeriSign, Inc. (a)(b)	14,552	1,688,323
Web.com Group, Inc. (b)	14,520	261,360
Weibo Corp. sponsored ADR (a)(b)	10,414	1,338,407
Wix.com Ltd. (a)(b)	7,221	541,936
Yandex NV Series A (b)	46,140	1,895,893
YY, Inc. ADR (b)	4,893	632,812
Zillow Group, Inc.:
Class A (b)	12,306	585,027
Class C (a)(b)	15,156	722,487
		220,032,855
IT Services - 2.6%
Acxiom Corp. (b)	10,384	284,210
Amdocs Ltd.	19,747	1,299,155
Automatic Data Processing, Inc.	66,652	7,686,309
Blackhawk Network Holdings, Inc.(b)	9,636	431,211
Cass Information Systems, Inc.	4,452	260,709
Cognizant Technology Solutions Corp. Class A	84,936	6,966,451
CSG Systems International, Inc.	5,949	277,699
Euronet Worldwide, Inc. (b)	6,213	527,297
ExlService Holdings, Inc. (b)	2,575	146,827
Fiserv, Inc. (b)	29,566	4,239,469
Jack Henry & Associates, Inc.	10,681	1,252,881
ManTech International Corp. Class A	4,933	278,073
MoneyGram International, Inc. (b)	11,699	125,530
Paychex, Inc.	50,742	3,304,826
PayPal Holdings, Inc. (b)	179,893	14,285,303
Presidio, Inc.	17,973	262,765
QIWI PLC Class B sponsored ADR (a)	12,795	215,212
Sabre Corp. (a)	38,159	876,512
Sykes Enterprises, Inc. (b)	8,801	255,757
Syntel, Inc. (b)	15,179	407,556
Ttec Holdings, Inc.	8,761	312,330
Virtusa Corp. (b)	6,228	297,200
		43,993,282
Semiconductors & Semiconductor Equipment - 10.3%
Acacia Communications, Inc. (a)(b)	6,915	267,611
Advanced Energy Industries, Inc. (b)	6,228	413,041
Advanced Micro Devices, Inc. (a)(b)	146,687	1,776,380
Ambarella, Inc. (a)(b)	5,635	270,931
Amkor Technology, Inc. (b)	45,555	457,828
Analog Devices, Inc.	52,820	4,761,723
Applied Materials, Inc.	160,384	9,236,515
ASML Holding NV (a)	11,532	2,253,237
Axcelis Technologies, Inc. (b)	8,304	203,033
Broadcom Ltd.	60,916	15,013,357
Brooks Automation, Inc.	12,159	324,767
Cabot Microelectronics Corp.	4,168	424,719
Canadian Solar, Inc. (a)(b)	12,238	192,137
Cavium, Inc. (b)	10,855	966,529
Ceva, Inc. (b)	6,719	246,923
Cirrus Logic, Inc. (b)	8,798	389,839
Cree, Inc. (a)(b)	14,937	565,067
Cypress Semiconductor Corp. (a)	53,705	938,226
Diodes, Inc. (b)	12,880	387,688
Entegris, Inc.	22,203	737,140
Experi Corp.	9,842	217,016
First Solar, Inc. (b)	15,866	997,178
FormFactor, Inc. (b)	15,279	200,155
Himax Technologies, Inc. sponsored ADR (a)	21,166	172,926
Impinj, Inc. (a)(b)	3,835	48,858
Integrated Device Technology, Inc. (b)	19,824	601,460
Intel Corp.	695,468	34,279,618
KLA-Tencor Corp.	22,744	2,577,123
Kulicke & Soffa Industries, Inc. (b)	16,793	391,277
Lam Research Corp.	24,098	4,623,442
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	11,814	252,111
Marvell Technology Group Ltd.	75,978	1,784,723
Maxim Integrated Products, Inc.	39,982	2,436,503
Mellanox Technologies Ltd. (b)	8,004	550,675
Microchip Technology, Inc. (a)	34,463	3,064,795
Micron Technology, Inc. (b)	174,105	8,498,065
Microsemi Corp. (b)	15,179	985,117
MKS Instruments, Inc.	7,777	865,969
Monolithic Power Systems, Inc.	5,943	695,688
Nova Measuring Instruments Ltd. (b)	6,085	166,668
NVIDIA Corp.	90,407	21,878,494
NXP Semiconductors NV (b)	51,449	6,413,632
ON Semiconductor Corp. (b)	57,046	1,364,540
Power Integrations, Inc.	5,869	394,397
Qorvo, Inc. (b)	18,001	1,452,861
Qualcomm, Inc.	220,478	14,331,070
Rambus, Inc. (b)	20,237	257,212
Semtech Corp. (b)	13,906	467,937
Silicon Laboratories, Inc. (b)	7,391	691,059
Silicon Motion Technology Corp. sponsored ADR	6,252	293,031
Skyworks Solutions, Inc.	26,056	2,846,618
SolarEdge Technologies, Inc. (b)	7,347	367,717
SunPower Corp. (a)(b)	28,221	200,087
Synaptics, Inc. (b)	6,156	286,069
Texas Instruments, Inc.	147,281	15,957,896
Tower Semiconductor Ltd. (b)	15,630	453,583
Ultra Clean Holdings, Inc. (b)	5,995	115,464
Veeco Instruments, Inc. (b)	13,780	250,107
Xilinx, Inc.	35,685	2,542,556
		173,800,388
Software - 11.2%
ACI Worldwide, Inc. (b)	21,026	497,265
Activision Blizzard, Inc.	111,367	8,144,269
Adobe Systems, Inc. (b)	73,797	15,433,167
ANSYS, Inc. (b)	12,943	2,070,103
Aspen Technology, Inc. (b)	8,729	674,577
Atlassian Corp. PLC (b)	17,243	936,122
Autodesk, Inc. (b)	33,423	3,926,200
Blackbaud, Inc. (a)	6,742	691,190
Bottomline Technologies, Inc. (b)	9,897	375,888
CA Technologies, Inc.	58,043	2,037,309
Cadence Design Systems, Inc. (b)	38,314	1,485,434
Callidus Software, Inc. (b)	13,459	483,178
CDK Global, Inc. (a)	18,733	1,286,582
Changyou.com Ltd. (A Shares) ADR (a)(b)	3,342	94,579
Check Point Software Technologies Ltd. (b)	22,624	2,350,407
Citrix Systems, Inc. (b)	20,433	1,879,836
CommVault Systems, Inc. (b)	6,596	343,322
CyberArk Software Ltd. (a)(b)	5,702	282,306
Descartes Systems Group, Inc. (Canada) (b)	17,213	456,080
Ebix, Inc. (a)	5,466	458,871
Electronic Arts, Inc. (b)	44,246	5,473,230
Everbridge, Inc. (b)	6,717	214,339
FireEye, Inc. (a)(b)	29,403	487,796
Fortinet, Inc. (b)	24,080	1,215,318
Imperva, Inc. (b)	7,767	362,331
Intuit, Inc.	36,789	6,138,613
Magic Software Enterprises Ltd.	6,904	53,851
Manhattan Associates, Inc. (a)(b)	11,451	482,087
Microsoft Corp.	1,142,635	107,144,884
MicroStrategy, Inc. Class A (b)	1,813	232,028
Monotype Imaging Holdings, Inc.	10,938	263,606
NICE Systems Ltd. sponsored ADR (a)	5,184	500,723
Nuance Communications, Inc. (b)	43,459	697,952
Open Text Corp.	36,807	1,292,203
Parametric Technology Corp. (b)	15,306	1,128,971
Paylocity Holding Corp. (b)	9,511	444,829
Pegasystems, Inc.	11,586	671,988
Progress Software Corp.	7,125	333,949
Proofpoint, Inc. (b)	7,251	777,090
Qualys, Inc. (b)	7,291	539,899
Rapid7, Inc. (b)	14,927	394,222
RealPage, Inc. (b)	13,859	724,133
Sapiens International Corp. NV (a)	19,771	191,976
Splunk, Inc. (b)	22,800	2,124,960
SS&C Technologies Holdings, Inc.	28,247	1,398,791
Symantec Corp.	93,434	2,456,380
Synchronoss Technologies, Inc. (a)(b)	16,029	149,711
Synopsys, Inc. (b)	20,373	1,724,982
Take-Two Interactive Software, Inc. (b)	16,781	1,877,290
Talend SA ADR (a)(b)	6,352	299,052
TiVo Corp.	22,045	330,675
Ultimate Software Group, Inc. (b)	4,283	1,021,324
Varonis Systems, Inc. (b)	6,658	373,847
Verint Systems, Inc. (b)	10,780	419,342
Workday, Inc. Class A (b)	21,676	2,745,699
Zynga, Inc. (b)	131,774	455,938
		189,050,694
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	758,783	135,154,415
Cray, Inc. (b)	9,798	213,596
Electronics for Imaging, Inc. (b)	9,998	273,845
Logitech International SA	24,485	964,219
NetApp, Inc.	39,455	2,389,000
Seagate Technology LLC (a)	42,512	2,270,141
Stratasys Ltd. (a)(b)	9,743	177,566
Super Micro Computer, Inc. (a)(b)	10,722	194,068
Western Digital Corp.	43,803	3,812,613
		145,449,463

TOTAL INFORMATION TECHNOLOGY		833,214,373

MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc.	7,364	322,911
Balchem Corp.	6,165	463,916
Innophos Holdings, Inc.	5,716	237,557
Innospec, Inc.	5,495	356,900
Methanex Corp.	14,252	786,681
		2,167,965
Construction Materials - 0.0%
U.S. Concrete, Inc. (b)	3,431	249,605
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	11,349	322,879
Metals & Mining - 0.3%
Century Aluminum Co. (b)	14,715	280,321
Ferroglobe PLC (b)	31,165	503,626
Ferroglobe Representation & Warranty Insurance (b)(c)	7,187	0
Kaiser Aluminum Corp.	3,998	401,279
Pan American Silver Corp.	26,785	405,525
Randgold Resources Ltd. sponsored ADR (a)	5,415	438,723
Royal Gold, Inc.	9,270	748,738
Schnitzer Steel Industries, Inc. Class A	9,399	319,566
Ssr Mining, Inc. (b)	26,733	221,884
Steel Dynamics, Inc.	34,070	1,575,738
		4,895,400
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	21,786	287,575

TOTAL MATERIALS		7,923,424

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CareTrust (REIT), Inc.	19,609	259,819
CIM Commercial Trust Corp.	16,704	262,253
CyrusOne, Inc.	15,213	759,129
Equinix, Inc.	12,249	4,802,833
Gaming & Leisure Properties	28,285	940,759
Government Properties Income Trust	23,135	317,412
Hospitality Properties Trust (SBI)	27,038	687,847
Lamar Advertising Co. Class A	12,522	832,337
Potlatch Corp.	8,763	448,227
Retail Opportunity Investments Corp.	23,921	410,484
Sabra Health Care REIT, Inc.	30,274	511,025
SBA Communications Corp. Class A (b)	18,670	2,936,231
Select Income REIT	19,601	356,150
Senior Housing Properties Trust (SBI)	37,363	565,676
Uniti Group, Inc. (a)	30,460	467,561
		14,557,743
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	47,062	943,661
Colliers International Group, Inc.	7,590	477,332
Cresud S.A.C.I.F. y A. sponsored ADR	10,956	245,743
FirstService Corp.	7,531	524,153
Redfin Corp. (a)	15,546	320,092
		2,510,981

TOTAL REAL ESTATE		17,068,724

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	3,662	219,354
B Communications Ltd. (b)	8,689	152,058
Cogent Communications Group, Inc.	6,598	282,724
Consolidated Communications Holdings, Inc. (a)	12,039	139,171
Frontier Communications Corp. (a)	14,325	100,705
Gci Liberty, Inc. Class A (b)	5,368	206,400
Iridium Communications, Inc. (a)(b)	18,466	216,052
Windstream Holdings, Inc.	48,757	77,036
		1,393,500
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (b)	9,696	256,653
Shenandoah Telecommunications Co.	10,223	335,314
T-Mobile U.S., Inc. (b)	125,531	7,608,434
VimpelCom Ltd. sponsored ADR	190,367	550,161
Vodafone Group PLC sponsored ADR	72,790	2,060,685
		10,811,247

TOTAL TELECOMMUNICATION SERVICES		12,204,747

UTILITIES - 0.3%
Electric Utilities - 0.2%
MGE Energy, Inc.	5,596	293,790
Otter Tail Corp.	8,509	338,658
Xcel Energy, Inc.	71,809	3,107,894
		3,740,342
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	18,336	359,936
Pattern Energy Group, Inc. (a)	17,608	326,981
		686,917
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,472	230,889
Middlesex Water Co.	6,383	226,214
		457,103

TOTAL UTILITIES		4,884,362

TOTAL COMMON STOCKS
(Cost $1,147,548,609)		1,634,530,419
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.31% to 1.32% 3/22/18 to 5/10/18 (d)
(Cost $2,197,956)	2,200,000	2,197,821
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.41% (e)	53,754,942	$53,765,693
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	104,108,321	104,118,731
TOTAL MONEY MARKET FUNDS
(Cost $157,882,496)		157,884,424
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $1,307,629,061)		1,794,612,664
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(103,049,820)
NET ASSETS - 100%		$1,691,562,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	418	March 2018	$57,391,400	$3,007,638	$3,007,638

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,197,821.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$131,857
Fidelity Securities Lending Cash Central Fund	313,332
Total	$445,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$293,064,342	$293,064,342	$--	$--
Consumer Staples	83,809,433	83,809,433	--	--
Energy	8,759,009	8,757,967	--	1,042
Financials	114,601,354	114,601,354	--	--
Health Care	191,391,120	191,333,787	40	57,293
Industrials	67,609,531	67,609,531	--	--
Information Technology	833,214,373	833,214,373	--	--
Materials	7,923,424	7,923,424	--	--
Real Estate	17,068,724	17,068,724	--	--
Telecommunication Services	12,204,747	12,204,747	--	--
Utilities	4,884,362	4,884,362	--	--
U.S. Government and Government Agency Obligations	2,197,821	--	2,197,821	--
Money Market Funds	157,884,424	157,884,424	--	--
Total Investments in Securities:	$1,794,612,664	$1,792,356,468	$2,197,861	$58,335
Derivative Instruments:
Assets
Futures Contracts	$3,007,638	$3,007,638	$--	$--
Total Assets	$3,007,638	$3,007,638	$--	$--
Total Derivative Instruments:	$3,007,638	$3,007,638	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018